Redeemable Noncontrolling Interest	12 Months Ended
Dec. 27, 2014
Noncontrolling Interest [Abstract]
Redeemable Noncontrolling Interest

(19) Redeemable Noncontrolling Interest

The Company owns 100 Class A Units of Continental Cement, which represent an approximately 70% economic interest and have a preference in liquidation to the Class B Units. Continental Cement issued 100,000,000 Class B Units in May 2010, which remain outstanding and represent an approximately 30% economic interest.

Continental Cement’s Class A Units include a cumulative distribution preference which requires, to the extent distributions are authorized by its Board of Directors a priority return of 11% accruing daily and compounding annually on each anniversary of the date of issuance to Class A Unitholders. To the extent the priority return is not made in a given year, the amount of the priority return will increase the liquidation preference of the Class A Units up to an 80% allowable sharing percentage in distributions and liquidation proceeds. Summit Materials indirectly holds all the Class A Units.

The Amended and Restated Continental Cement Limited Liability Company Agreement (“LLC Agreement”) provides the Company with a call right that allows it to require Continental Cement to call the Class B Units at a strike price that approximates fair value. The call right is exercisable after May 2016 either in anticipation of an initial public offering of Summit Materials, LLC or if an initial public offering of Summit Materials, LLC has already occurred. The Class B unitholders also have a put right that allows them to put the Class B Units to Continental Cement at a strike price that approximates fair value. The put right is exercisable prior to May 2016 upon a sale of control of Summit Materials, LLC or at any time after May 2016. The LLC Agreement also includes transfer restrictions that prohibit the Class B unitholders from transferring their units to third parties without the consent of the board of directors of Continental Cement.

Because the Class B Units can be put to Continental Cement in the future based on the passage of time, which can be accelerated upon the occurrence of a contingent event, their interests are classified in temporary equity. The redemption value is based upon the estimated fair value of Continental Cement, which is valued using Level 3 inputs. The Company has elected to accrete changes in the redemption value of the redeemable interest over the period from the date of issuance to the earliest anticipated redemption date of the instrument, which was May 2016 as of December 27, 2014, using an interest method. The accretion is an adjustment to the consolidated retained earnings and increased in the third quarter of 2014 consistent with the redemption value increase to an estimated $65.1 million. During the third quarter of 2014, the Company performed an indirect valuation of the Class B Units. The valuation was based on unobservable, or Level 3, inputs, including an assumption on the timing of settlement and projected cash flows. A significant change in these inputs could result in a material increase, or decrease, in the redemption value of the Class B Units.

Pursuant to the terms of the LLC Agreement, the Class B unitholders have the right to elect to rollover their interests in Continental Cement in connection with an initial public offering of Summit Materials, LLC or a parent entity of Summit Materials, LLC. In December 2014, Summit Materials, LLC entered into a contribution and purchase agreement with the Class B unitholders for a value consistent with the redemption value referenced above. Concurrently with the consummation of an initial public offering of Summit Materials, Inc., the Class B unitholders will contribute 28,571,429 of the Class B Units of Continental Cement in exchange for units of Summit Owner Holdco LLC (“Summit Owner Holdco”) that, as a result of the transactions contemplated by the contribution and purchase agreement will hold a number of shares of Class A common stock of Summit Materials, Inc. that is equal to 1.469496% of the number of outstanding Summit Materials LP units immediately prior to giving effect to any LP units issued in connection with an initial public offering and the Class B unitholders will deliver the remaining 71,428,571 Class B Units of Continental Cement to Summit Materials in exchange for a payment to be made by Summit Materials in the amount of $35.0 million in cash and $15.0 million aggregate principal amount of non-interest bearing notes that will be payable in six aggregate annual installments of $2.5 million, beginning on the first anniversary of the closing of the initial public offering.